Interest in Other Entities (Tables)	6 Months Ended
Jun. 30, 2024
Interest in Other Entities [Abstract]
Schedule of General Information	General information
	Main place of the business	Ownership rights held by the Company %	Ownership rights held by non- controlling interests %
June 30, 2024
Eventer	Israel	46.21%	53.79%
Fuel Doctor	USA	67%	33%
GERD IP	USA	90%	10%
Gix Internet	Israel	45.75%	54.25%
	Main place of the business	Ownership rights held by the Company %	Ownership rights held by non- controlling interests %
December 31, 2023
Jeffs’ Brands	Israel	34.11%	65.89%
Eventer	Israel	46.21%	53.79%
Fuel Doctor	USA	67%	33%
GERD IP	USA	90%	10%
Gix Internet	Israel	45.75%	54.25%

Schedule of Non-Controlling Interests	Balance of non-controlling interests:
	June 30, 2024	December 31, 2023
	USD in thousands

Eventer	253	371
Jeffs’ Brands	-	5,628
Gix Internet	363	2,642
GERD IP	57	57
Fuel Doctor	54	161
	727	8,859

Schedule of Net Income (Loss) Attributed to Non-Controlling Interests	Net income (loss) attributed to non-controlling interests:
	Six months ended June 30,
	2024	2023
	USD in thousands

Eventer	(128)	88
Jeffs’ Brands	(383)	(661)
Gix Internet	(3,079)	(668)
Fuel Doctor	(128)	(95)
	(3,718)	(1,336)

Schedule of Total Investments Accounted for Using the Equity Method	This table summarizes the total investments accounted for using the equity method:
	June 30, 2024	December 31, 2023
	USD in thousands

Polyrizon	521	499
SciSparc Nutraceuticals Inc	-	1,940
A.I Conversation Systems	-	76
Revoltz	83	110
Zig Miami 54	370	370
	974	2,995

Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method	This table summarizes the total share of loss (profit) of investments accounted for using the equity method:
	Six months ended June 30,
	2024	2023
	USD in thousands

Odysight.ai	-	655
Parazero	-	384
Laminera	-	34
Polyrizon	77	65
SciSparc Nutraceuticals Inc.	13	89
A.I Conversation Systems	74	-
Revoltz	23	11
	187	1,238

Schedule of Company’s Rights in Share Capital and Voting Rights	This table summarize the Company’s rights in share capital and voting rights:
	Main place of business	Company rights in share capital and voting rights
June 30, 2024
Laminera	Israel	19.70%
Polyrizon	Israel	38.31%
A.I Conversation Systems	Israel	36.08%
Revoltz	Israel	19.90%
Zig Miami 54	USA	60%
December 31, 2023
Laminera	Israel	19.70%
Polyrizon	Israel	38.76%
SciSparc Nutraceuticals	USA	49%
A.I Conversation Systems	Israel	36.08%
Revoltz	Israel	19.90%
Zig Miami 54	USA	60%

Schedule of Fair Value of Investments Accounted for Using the Equity Method	Fair value of investments accounted for using the equity method for which there is a market price on the stock exchange:
	June 30, 2024		December 31, 2023
	Carrying amount	Quoted fair value	Carrying amount	Quoted fair value
	USD in thousands
A.I Conversation System	-	331	76	882